Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Exchange Rates	Details of exchange rates:

	December 31	December 31
	2019	2020
Exchange rate of U.S. dollar ($) in New Israeli Shekel (NIS)	3.456	3.215
CPI	100.8	100.1

Summary of Annual Rates at Depreciation	Annual rates at depreciation are as follows:

%
Computers and software	33
Office furniture and equipment	7;15
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Summary of Revenue and Property and Property and Equipment Net of Depreciation by Geographical Region
Revenue by geographical region of the Company’s customers:

	Year ended December 31 2019	Year ended December 31 2020
	USD thousands	USD thousands
United States	—	43
APAC	2	164
EMEA	127	187

Total revenue	129	394

Property and equipment, net of depreciation, by geographic region:

	December 31 2019	December 31 2020
	USD thousands	USD thousands
United States	7	2
Israel	478	622
Rest of world	1	1

Total property and equipment, net	486	625